Note Deposits (Total interest bearing deposits) (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deposits Abstract
Savings accounts	$ 7,010,391	$ 6,737,370
NOW, money market abd other interest bearing demand deposits	5,632,449	4,811,972
Total savings, NOW, money market and other interest bearing demand deposits	12,642,840	11,549,342
Time Deposits Abstract
Under $100,000	4,014,359	4,211,180
$100,000 and over	4,151,009	3,263,265
Total certificates of deposit	8,165,368	7,474,445
Total interest bearing deposits	$ 20,808,208	$ 19,023,787